UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): February 17, 2026

Securitizer name: Solaris Assets, LLC

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002111029

Kerry Downing (512) 735-5925

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Sunnova Energy Corporation, a Delaware corporation, sold its indirect ownership of the issuers and depositors in the ABS issuances listed on Exhibit A hereto to Solaris Assets, LLC, a Delaware limited liability company, pursuant to that certain Asset Purchase Agreement, dated as of June 13, 2025, by and among Solaris Assets, LLC, as purchaser, the other Purchasers party thereto, Sunnova Energy Corporation, as seller and the Persons set forth on Annex I thereto as Sellers. Solaris Assets, LLC succeed to the role of Sunnova Energy Corporation as securitizer and confirms that the securitizer has no repurchase demand activity to report for the year ended December 31, 2025, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARIS ASSETS, LLC
(Securitizer)

By:	/s/ Tanguy Serra
Name: Tanguy Serra
Title: Authorized Person

Date: February 17, 2026

EXHIBIT A

SCHEDULE OF ABS ISSUANCES

1.

2019-1 Notes issued by Sunnova Rays 1 Issuer, LLC under that certain Indenture, dated as of March 28, 2019, by and between Sunnova RAYS I Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2019-1”)

2.

2018-1 Notes issued by Sunnova Helios II Issuer, LLC under that certain Indenture, dated as of November 8, 2018, by and between Sunnova Helios II Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2018-1”)

3.

2019-A Notes issued by Sunnova Helios III Issuer, LLC under that certain Indenture, dated as of June 27, 2019, by and between Sunnova Helios III Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2019-A”)

4.

2020-A Notes issued by Sunnova Helios IV Issuer, LLC under that certain Indenture, dated as of June 19, 2020, by and between Sunnova Helios IV Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2020-A”)

5.

2021-A Notes issued by Sunnova Helios V Issuer, LLC under that certain Indenture, dated as of February 16, 2021, by and between Sunnova Helios V Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2021-A”)

6.

2021-B Notes issued by Sunnova Helios VI Issuer, LLC under that certain Indenture, dated as of July 27, 2021, by and between Sunnova Helios V Issuer, LLC and Wilmington Trust, National Association (“SNVA 2021-B”)

7.

2021-C Notes issued by Sunnova Helios VII Issuer, LLC under that certain Indenture, dated as of October 26, 2021, by and between Sunnova Helios VII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2021-C”)

8.

2022-A Notes issued by Sunnova Helios VIII Issuer, LLC under that certain Indenture, dated as of February 24, 2022, by and between Sunnova Helios VIII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2022-A”)

9.

2022-B Notes issued by Sunnova Helios IX Issuer, LLC, under that certain Indenture, dated as of August 17, 2022, by and between Sunnova Helios IX Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2022-B”)

10.

2022-C Notes issued by Sunnova Helios X Issuer, LLC, under that certain Indenture, dated as of November 10, 2022, by and between Sunnova Helios X Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2022-C”)

11.

2023-A Notes issued by Sunnova Helios XI Issuer, LLC, under that certain Indenture, dated as of May 16, 2023, by and between Sunnova Helios XI Issuer, LC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2023-A”)

12.

2023-B Notes issued by Sunnova Helios XII Issuer, LLC, under that certain Indenture, dated as of August 30, 2023, by and between Sunnova Helios XII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2023-B”)

13.

2024-A Notes issued by Sunnova Helios XIII Issuer, LLC, under that certain Indenture, dated as of February 23, 2024, by and between Sunnova Helios XIII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-A”)

14.

2024-B Notes issued by Sunnova Helios XIV Issuer, LLC, under that certain Indenture, dated as of June 28, 2024, by and between Sunnova Helios XIV Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-B”)

15.

2020-1 Notes issued by Sunnova SOL Issuer, LLC, under that certain Indenture, dated as of February 12, 2020, by and between Sunnova SOL Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2020-1”)

16.

2020-2 Notes issued by Sunnova SOL II Issuer, LLC, under that certain Indenture, dated as of November 30, 2020, by and between Sunnova SOL II Issuer, LLC and Computershare Trust Company, National Association (as successor to Wells Fargo Bank, National Association), as Indenture Trustee (“SNVA 2020-2”)

17.

2021-1 Notes issued by Sunnova SOL III Issuer, LLC, under that certain Indenture, dated as of June 17, 2021, by and between Sunnova SOL III Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2021-1”)

18.

2022-1 Notes issued by Sunnova SOL IV Issuer, LLC, under that certain Indenture, dated as of June 27, 2022, by and between Sunnova SOL IV Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2022-1”)

19.

2023-1 Notes issued by Sunnova SOL V Issuer, LLC, under that certain Indenture, dated as of April 26, 2023, by and between Sunnova SOL V Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2023-1”)

20.

2024-1 Notes issued by Sunnova SOL VI Issuer, LLC, under that certain Indenture, dated as of February 13, 2024, by and between Sunnova SOL VI Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-1”)

21.

2024-2 Notes issued by Sunnova SOL VII Issuer, LLC, under that certain Indenture, dated as of August 7, 2024, by and between Sunnova SOL VII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-2”)

22.

2024-3 Notes issued by Sunnova SOL VIII Issuer, LLC, under that certain Indenture, dated as of October 18, 2024, by and between Sunnova SOL VIII Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-3”)

23.

2025-P1 Notes issued by Sunnova SOL IX Issuer, LLC, under that certain Indenture, dated as of February 21, 2025, by and between Sunnova SOL IX Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2025-1”)

24.

2023-GRID1 Notes issued by Sunnova Hestia I Issuer, LLC, under that certain Indenture, dated as of November 8, 2023, by and between Sunnova Hestia I Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2023-GRID1”)

25.

2024-GRID1 Notes issued by Sunnova Hestia II Issuer, LLC, under that certain Indenture, dated as of June 5, 2024, by and between Sunnova Hestia II Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-GRID 1”)

26.

2024-PR1 Notes issued by Sunnova Aurora I Issuer, LLC, under that certain Indenture, dated as of December 19, 2024, by and between Sunnova Aurora I Issuer, LLC and Wilmington Trust, National Association, as Indenture Trustee (“SNVA 2024-PR1”)